SCHEDULE OF ESTIMATED QUANTITIES OF NET PROVED RESERVES - PROVED DEVELOPED, PRODUCING (Details) - bbl		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Beginning of the year		169,688	462,914
Revisions of previous estimates	[1]	(2,663)	(21,570)
Improved recovery
Purchases of minerals in place
Extensions and discoveries
Production	[2]	(12,430)	(61,039)
Sales of minerals in place	[3]	(118,998)	(210,617)
End of year		35,597	169,688

[1]	The revisions of estimates relate to changes in our performance for the wells for changes in the average price used to determine our reserves contained in our reserve report.
[2]	Represents production in the wells reflected in our reserve reports.
[3]	Represents wells that were in a prior report that have since either been assigned or sold.